SEGMENT REPORTING (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) segment	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Segment Reporting Information
Number of operating segments | segment	3
Net revenue	$ 46,471,478	$ 64,855,025	$ 57,099,884
Cost of revenues	44,719,984	58,627,728	51,461,354
GROSS PROFIT	1,751,494	6,227,297	5,638,530
Depreciation and amortization	1,143,064	1,224,673	1,201,229
Capital Expenditures	3,714,089	3,232,269	3,493,374
TOTAL ASSETS	51,257,994	64,526,617
Oxytetracycline & Licorice products and TCMD
Segment Reporting Information
Net revenue	29,152,228	40,305,988	33,451,159
Cost of revenues	27,392,224	36,210,950	28,362,016
GROSS PROFIT	1,760,004	4,095,038	5,089,143
Depreciation and amortization	886,360	963,457	951,015
Capital Expenditures	8,171	1,882,198	3,321,629
TOTAL ASSETS	38,382,322	50,690,503
Fertilizer
Segment Reporting Information
Net revenue	2,000,452	1,088,570	486,171
Cost of revenues	1,060,302	760,030	463,738
GROSS PROFIT	940,150	328,540	22,433
Depreciation and amortization	44,943	48,804	47,194
Capital Expenditures	30,653	91,029	46,169
TOTAL ASSETS	3,291,960	2,613,859
Heparin products and Sausage casing
Segment Reporting Information
Net revenue	15,318,798	23,460,467	23,162,554
Cost of revenues	16,267,458	21,656,748	22,635,600
GROSS PROFIT	(948,660)	1,803,719	526,954
Depreciation and amortization	211,761	212,412	203,020
Capital Expenditures	3,675,265	1,259,042	$ 125,576
TOTAL ASSETS	9,583,712	$ 11,222,255
International markets
Segment Reporting Information
Net revenue	$ 0